Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes
Schedule of components of provision for income taxes

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Income tax benefit	—	672,857
Corporate tax expense	—	—
	—	672,857

Schedule of movement in deferred tax asset

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	June 2023	December 2022
	USD	USD

Deferred tax asset movement:
Opening balance	18,708,988	14,631,743
Income tax benefit	—	3,225,251
Deferred tax credits acquired through business combinations	—	4,104,774
Foreign currency adjustments	(4,839,149)	(3,252,780)
Transfers to assets held for sale	(4,461,190)	—
Closing balance	9,408,649	18,708,988